Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Summary of Gains or losses related to financial instruments at FVTPL
(1)	Details of gains or losses related to net gain or loss on financial instruments at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Gain on financial instruments at fair value through profit or loss measured at fair value	422,374	325,649	238,502
Gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition	(665)	102	—

Total	421,709	325,751	238,502

Summary of Gains or losses on financial instruments at fair value through profit or loss and financial instruments held for trading
(2) Details of net gain or loss on financial instruments at fair value through profit or loss measured at fair value and financial instruments held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2020	2021	2022
Financial assets at FVTPL	Securities	Gain on transactions and valuation	142,551	249,803	294,667
		Loss on transactions and valuation	(122,506)	(197,172)	(553,093)

		Sub-total	20,045	52,631	(258,426)

	Loans	Gain on transactions and valuation	15,299	24,674	24,005
		Loss on transactions and valuation	(8,087)	(6,770)	(2,219)

		Sub-total	7,212	17,904	21,786

	Other financial assets	Gain on transactions and valuation	10,902	17,034	21,602
		Loss on transactions and valuation	(10,257)	(12,370)	(12,314)

		Sub-total	645	4,664	9,288

	Sub-total		27,902	75,199	(227,352)

Derivatives (Held for trading)	Interest rates derivatives	Gain on transactions and valuation	1,727,585	2,020,004	5,216,543
		Loss on transactions and valuation	(1,998,824)	(1,746,752)	(3,625,834)

		Sub-total	(271,239)	273,252	1,590,709

	Currency derivatives	Gain on transactions and valuation	12,562,354	9,685,798	14,601,674
		Loss on transactions and valuation	(11,906,353)	(9,715,260)	(15,713,074)

		Sub-total	656,001	(29,462)	(1,111,400)

	Equity derivatives	Gain on transactions and valuation	1,835,497	1,754,671	2,836,843
		Loss on transactions and valuation	(1,825,372)	(1,744,294)	(2,850,334)

		Sub-total	10,125	10,377	(13,491)

	Other derivatives	Gain on transactions and valuation	—	64	49
		Loss on transactions and valuation	(415)	(3,781)	(13)

		Sub-total	(415)	(3,717)	36

	Sub-total		394,472	250,450	465,854

	Net, Total		422,374	325,649	238,502

Summary of Gains or losses on financial instruments at fair value through profit or loss designated as upon initial recognition
(3)	Details of net gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Gain (loss) on equity-linked securities	(665)	102	—